Long-term debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Foreign debt	$ 27.9	$ 21.9	$ 32.0
Total debt	1,264.2	1,305.4	1,023.6
Total long-term debt	1,236.4	1,270.1	971.6
Ryerson Secured Credit Facility
Debt Instrument [Line Items]
Ryerson Secured Credit Facility	336.3	383.5	520.0
9% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior Notes	600.0	600.0
11 1/4% Senior Notes due 2018
Debt Instrument [Line Items]
Senior Notes	300.0	300.0
12% Senior Secured Notes due 2015
Debt Instrument [Line Items]
Senior Notes			368.7
Floating Rate Senior Secured Notes due 2014
Debt Instrument [Line Items]
Senior Notes			102.9
Short-term credit facility borrowings
Debt Instrument [Line Items]
Credit facility borrowings		13.5	20.0
Short-term foreign debt
Debt Instrument [Line Items]
Foreign debt	$ 27.8	$ 21.8	$ 32.0